UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund:	BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Anchorage Capital CLO Ltd., Series 2012-1A, Class B, 3.16%, 1/13/25 (a)(b)(c)	USD	1,500	$1,417,500
Carlyle Global Market Strategies, Series 2012-4A, Class D, 4.81%, 1/20/25 (a)(b)(c)		600	580,092
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16 (a)		625	650,812
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.32%, 4/20/23 (a)(c)		765	720,393
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.53%, 4/17/22 (a)(c)		1,250	1,191,625
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.71%, 9/20/22 (a)(c)		1,200	1,141,800
ING Investment Management (a)(c):
Series 2012-2A, Class D, 4.99%, 10/15/22		1,275	1,230,375
Series 2012-4A, Class C, 4.73%, 10/15/23		600	578,040
LCM LP (a)(c):
Series 9A, Class E, 4.54%, 7/14/22		1,000	854,700
Series 11A, Class D2, 4.27%, 4/19/22		1,300	1,235,000
Octagon Investment Partners Ltd., Series 2012-1A, Class C, 4.56%, 1/15/24 (a)(b)(c)		750	693,000
Symphony CLO Ltd. (a)(c):
Series 2012-9A, Class D, 4.58%, 4/16/22		1,075	1,024,475
Series 2012-10A, Class D, 5.61%, 7/23/23		1,200	1,203,000
West CLO Ltd., Series 2012-1A, Class C, 5.05%, 10/30/23 (a)(c)		1,145	1,107,673
Total Asset-Backed Securities – 2.9%			13,628,485

	Shares
Common Stocks (d)
Chemicals — 0.1%
GEO Specialty Chemicals, Inc.		339,340	156,097
Containers & Packaging — 0.1%
Smurfit Kappa Plc		36,342	426,590
Diversified Financial Services — 1.2%
Kcad Holdings I Ltd.		756,012,055	5,680,675
Electrical Equipment — 0.0%
Medis Technologies Ltd.		286,757	860

	Shares		Value
Common Stocks (d)
Hotels, Restaurants & Leisure — 0.0%
HRP PIK Corp., Class B		5,000	$—
Metals & Mining — 0.1%
Euramax International		2,337	459,670
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd. (a)		671,071	2,195,581
Western Forest Products, Inc. (a)		211,149	244,447
			2,440,028
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,707	7,852
Software — 0.2%
Bankruptcy Management Solutions, Inc.		1,870	37
HMH Holdings/EduMedia		52,041	1,040,826
			1,040,863
Specialty Retail — 0.0%
Movie Gallery, Inc.		503,737	5
Total Common Stocks – 2.2%			10,212,640

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	810	$875,812
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,364	1,486,760
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		405	393,010
			2,755,582
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		381	388,368
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		176	197,154
			585,522
Auto Components — 1.5%
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)		150	151,500
Delphi Corp., 6.13%, 5/15/21		560	618,800
Icahn Enterprises LP:
7.75%, 1/15/16		220	229,350
8.00%, 1/15/18		4,035	4,287,188
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	392	690,847

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Auto Components (concluded)
Titan International, Inc., 7.88%, 10/01/17	USD	940	$989,350
Venture Holdings Co. LLC (d)(e):
12.00%, 7/01/49		4,450	1
Series B, 9.50%, 7/01/05		1,800	—
			6,967,036
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (a)	EUR	244	349,068
7.13%, 8/15/18		154	220,313
Refresco Group BV, 7.38%, 5/15/18		213	284,635
			854,016
Building Products — 0.7%
Building Materials Corp. of America (a):
7.00%, 2/15/20	USD	1,000	1,090,000
6.75%, 5/01/21		590	646,050
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		375	372,188
USG Corp., 9.75%, 1/15/18		980	1,092,700
			3,200,938
Capital Markets — 0.8%
E*Trade Financial Corp.:
12.50%, 11/30/17		1,765	1,986,243
1.74%, 8/31/19 (a)(f)(g)		593	527,770
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (a)		540	632,360
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		302	299,735
			3,446,108
Chemicals — 3.8%
Ashland, Inc., 4.75%, 8/15/22 (a)		475	488,063
Celanese US Holdings LLC:
5.88%, 6/15/21		1,415	1,581,262
4.63%, 11/15/22		260	268,450
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	130	176,048
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (a)(f)(h)	USD	4,171	5,046,652
Hexion US Finance Corp., 6.63%, 4/15/20		103	102,743
Huntsman International LLC:
4.88%, 11/15/20 (a)		803	794,970
8.63%, 3/15/21		735	832,387
INEOS Finance Plc, 7.50%, 5/01/20 (a)		295	304,588
LyondellBasell Industries NV:
6.00%, 11/15/21		930	1,110,187
5.75%, 4/15/24		1,775	2,130,000
NOVA Chemicals Corp., 8.63%, 11/01/19		570	649,800

	Par (000)		Value
Corporate Bonds
Chemicals (concluded)
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)	USD	225	$232,875
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (a)		800	866,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		940	961,150
Tronox Finance LLC, 6.38%, 8/15/20 (a)		2,035	2,004,475
			17,549,650
Commercial Banks — 0.6%
CIT Group, Inc.:
5.00%, 5/15/17		620	649,450
6.63%, 4/01/18 (a)		160	179,200
5.50%, 2/15/19 (a)		1,430	1,522,950
5.00%, 8/15/22		390	408,902
			2,760,502
Commercial Services & Supplies — 1.6%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		206	215,270
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(h)		625	640,631
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		714	753,557
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		55	56,375
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		265	267,650
Clean Harbors, Inc.:
5.25%, 8/01/20		427	438,742
5.13%, 6/01/21 (a)(b)		360	368,100
Covanta Holding Corp., 6.38%, 10/01/22		800	867,526
EC Finance Plc, 9.75%, 8/01/17	EUR	60	84,276
The Geo Group, Inc., 7.75%, 10/15/17	USD	850	918,000
HDTFS, Inc. (a):
5.88%, 10/15/20		145	149,713
6.25%, 10/15/22		425	440,406
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		212	219,950
Mobile Mini, Inc., 7.88%, 12/01/20		640	695,200
Verisure Holding AB:
8.75%, 9/01/18	EUR	400	554,035
8.75%, 12/01/18		149	189,906
West Corp., 8.63%, 10/01/18	USD	315	325,237
			7,184,574
Communications Equipment — 0.5%
Avaya, Inc., 9.75%, 11/01/15		360	285,300
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		850	928,625

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc. (concluded):
10.13%, 7/01/20	USD	1,020	$1,142,400
			2,356,325
Construction Materials — 0.9%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	106	144,875
HD Supply, Inc. (a):
8.13%, 4/15/19	USD	2,080	2,345,200
11.50%, 7/15/20		1,375	1,502,188
			3,992,263
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		280	311,070
6.63%, 8/15/17		148	172,357
			483,427
Containers & Packaging — 1.2%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	138,899
7.38%, 10/15/17 (a)	USD	206	224,282
7.38%, 10/15/17 (a)	EUR	385	534,760
7.38%, 10/15/17		100	138,899
9.13%, 10/15/20 (a)	USD	300	322,500
Ball Corp., 6.75%, 9/15/20		625	684,375
Berry Plastics Corp.:
4.26%, 9/15/14 (c)		495	495,000
8.25%, 11/15/15		655	684,475
9.75%, 1/15/21		210	238,875
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	1,243	1,624,668
Smurfit Kappa Acquisitions, 7.75%, 11/15/19		390	559,940
			5,646,673
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (a)	USD	615	634,988
Diversified Consumer Services — 0.5%
313 Group, Inc. (a):
6.38%, 12/01/19		403	396,955
8.75%, 12/01/20		410	402,825
Laureate Education, Inc., 9.25%, 9/01/19 (a)		1,025	1,045,500
ServiceMaster Co., 8.00%, 2/15/20		235	239,113
			2,084,393
Diversified Financial Services — 3.8%
Aircastle Ltd., 6.25%, 12/01/19 (a)		261	264,915
Ally Financial, Inc.:
7.50%, 12/31/13		90	95,287

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
8.30%, 2/12/15	USD	1,330	$1,486,275
7.50%, 9/15/20		1,990	2,397,950
8.00%, 11/01/31		3,075	3,905,250
Archemedes Funding III Ltd., 5.50%, 11/29/13		1,829	—
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		490	498,575
Co-Operative Group Ltd., 5.63%, 7/08/20 (i)	GBP	240	397,667
DPL, Inc., 7.25%, 10/15/21	USD	180	189,900
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	400	655,280
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	350	471,125
7.13%, 4/15/19	USD	1,070	1,155,600
9.00%, 4/15/19		195	200,850
9.88%, 8/15/19		1,450	1,537,000
5.75%, 10/15/20 (a)		3,640	3,721,900
6.88%, 2/15/21		515	554,912
WMG Acquisition Corp., 6.00%, 1/15/21 (a)		186	190,650
			17,723,136
Diversified Telecommunication Services — 1.7%
ITC Deltacom, Inc., 10.50%, 4/01/16		912	975,840
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		520	546,000
Level 3 Financing, Inc.:
4.47%, 2/15/15 (c)		2,420	2,413,950
8.13%, 7/01/19		2,902	3,105,140
7.00%, 6/01/20 (a)		340	345,950
OTE Plc, 7.25%, 2/12/15 (i)	EUR	104	125,113
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		119	162,581
6.75%, 8/15/24		222	304,963
			7,979,537
Electric Utilities — 0.1%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17	USD	475	518,845
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 9/01/22 (a)		360	364,500
Techem GmbH, 6.13%, 10/01/19	EUR	200	275,066
			639,566
Electronic Equipment, Instruments & Components — 0.0%
Muzak Holdings LLC, 13.00%, 3/15/10 (d)(e)	USD	2,675	—
Energy Equipment & Services — 2.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		1,680	1,646,400

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Energy Equipment & Services (concluded)
Compagnie Générale de Géophysique, Veritas, 6.50%, 6/01/21	USD	2,100	$2,205,000
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		850	875,500
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		130	132,600
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		265	271,625
Key Energy Services, Inc., 6.75%, 3/01/21		740	741,850
MEG Energy Corp. (a):
6.50%, 3/15/21		950	991,562
6.38%, 1/30/23		315	326,813
Oil States International, Inc., 6.50%, 6/01/19		475	504,688
Peabody Energy Corp., 6.25%, 11/15/21		2,045	2,121,687
Precision Drilling Corp.:
6.63%, 11/15/20		125	131,875
6.50%, 12/15/21		840	877,800
Seadrill Ltd., 5.63%, 9/15/17 (a)		2,175	2,175,000
			13,002,400
Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	300	469,831
Rite Aid Corp., 9.25%, 3/15/20	USD	435	443,700
			913,531
Food Products — 0.4%
Constellation Brands, Inc., 6.00%, 5/01/22		460	526,125
Post Holdings, Inc., 7.38%, 2/15/22 (a)		545	582,469
Smithfield Foods, Inc., 6.63%, 8/15/22		554	587,240
			1,695,834
Health Care Equipment & Supplies — 1.0%
Biomet, Inc. (a):
6.50%, 8/01/20		1,211	1,265,495
6.50%, 10/01/20		1,443	1,428,570
DJO Finance LLC:
8.75%, 3/15/18 (a)		295	321,550
7.75%, 4/15/18		770	718,025
9.88%, 4/15/18 (a)		350	350,875
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (a)		145	136,300
Teleflex, Inc., 6.88%, 6/01/19		475	511,813
			4,732,628
Health Care Providers & Services — 3.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		700	735,000

	Par (000)		Value
Corporate Bonds
Health Care Providers & Services (concluded)
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	65	$111,690
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	345	363,113
7.13%, 7/15/20		333	352,148
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	194	326,358
7.00%, 2/15/18 (a)		108	181,684
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	661	690,745
HCA, Inc.:
6.50%, 2/15/20		1,900	2,132,750
7.88%, 2/15/20		1,210	1,359,737
5.88%, 3/15/22		1,905	2,071,687
4.75%, 5/01/23		1,000	1,010,000
Hologic, Inc., 6.25%, 8/01/20 (a)		977	1,038,062
IASIS Healthcare LLC, 8.38%, 5/15/19		1,243	1,174,635
Omnicare, Inc., 7.75%, 6/01/20		1,310	1,449,187
Tenet Healthcare Corp.:
8.88%, 7/01/19		2,305	2,581,600
6.75%, 2/01/20 (a)		340	344,675
4.75%, 6/01/20 (a)		523	526,923
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (a)		565	581,950
			17,031,944
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		3,205	3,789,913
Hotels, Restaurants & Leisure — 2.5%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (a)		141	146,640
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		770	827,268
10.00%, 12/15/18		310	197,625
Caesars Operating Escrow LLC (a):
8.50%, 2/15/20		880	862,400
9.00%, 2/15/20		1,133	1,133,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		260	271,700
Choice Hotels International, Inc., 5.75%, 7/01/22		170	186,150
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	2,469	3,066,562
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,040	1,123,200
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	235	319,383
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(d)(e)	USD	6,892	1

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
HRP Myrtle Beach Operations LLC (a)(d)(e):
12.50%, 4/01/13	USD	5,000	$1
0.00%, 12/31/49		5,000	1
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		609	566,370
Station Casinos LLC, 3.66%, 6/18/18		310	262,725
Travelport LLC:
5.04%, 9/01/14 (c)		1,770	1,247,850
9.88%, 9/01/14		390	306,150
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)(e)		530	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	100	151,403
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	888	941,280
			11,609,709
Household Durables — 1.1%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	380	509,036
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)	USD	640	681,600
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		1,505	1,614,112
Libbey Glass, Inc., 6.88%, 5/15/20 (a)		175	187,250
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	244	337,961
Standard Pacific Corp., 8.38%, 1/15/21	USD	1,685	1,929,325
			5,259,284
Household Products — 0.2%
Ontex IV SA, 9.00%, 4/15/19	EUR	217	287,864
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	175	181,562
6.63%, 11/15/22		200	209,500
			678,926
Independent Power Producers & Energy Traders — 3.5%
The AES Corp.:
7.75%, 10/15/15		300	336,750
9.75%, 4/15/16		1,305	1,552,950
7.38%, 7/01/21		130	143,975
Calpine Corp. (a):
7.25%, 10/15/17		818	875,260
7.50%, 2/15/21		315	348,075
Energy Future Holdings Corp., 10.00%, 1/15/20		1,875	1,992,188
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (a)		715	732,875
10.00%, 12/01/20		6,060	6,756,900

	Par (000)		Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
GenOn REMA LLC:
Series B, 9.24%, 7/02/17	USD	392	$428,347
Series C, 9.68%, 7/02/26		460	492,200
Laredo Petroleum, Inc.:
9.50%, 2/15/19		1,210	1,355,200
7.38%, 5/01/22		360	389,700
NRG Energy, Inc., 6.63%, 3/15/23 (a)		560	579,600
QEP Resources, Inc., 5.38%, 10/01/22		335	353,425
			16,337,445
Industrial Conglomerates — 1.5%
Sequa Corp. (a):
11.75%, 12/01/15		2,850	2,949,750
13.50%, 12/01/15		4,023	4,183,759
			7,133,509
Insurance — 0.3%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		215	224,675
Genworth Financial, Inc., 7.63%, 9/24/21		700	756,150
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		415	386,988
TMF Group Holding B.V., 9.88%, 12/01/19 (b)	EUR	100	131,843
			1,499,656
IT Services — 1.2%
Ceridian Corp., 8.88%, 7/15/19 (a)	USD	980	1,048,600
Epicor Software Corp., 8.63%, 5/01/19		720	750,600
First Data Corp.:
7.38%, 6/15/19 (a)		835	857,962
6.75%, 11/01/20 (a)		870	876,525
8.25%, 1/15/21 (a)		402	400,995
12.63%, 1/15/21		764	804,110
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)		740	754,800
			5,493,592
Machinery — 1.1%
Terex Corp., 6.00%, 5/15/21		855	887,062
UR Merger Sub Corp. (a):
5.75%, 7/15/18		877	944,967
7.38%, 5/15/20		565	617,263
7.63%, 4/15/22		2,328	2,578,260
			5,027,552
Media — 4.6%
AMC Networks, Inc., 7.75%, 7/15/21		605	686,675
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		815	676,450

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
Checkout Holding Corp., 13.99%, 11/15/15 (a)(g)	USD	1,090	$730,300
Cinemark USA, Inc., 8.63%, 6/15/19		410	453,050
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		1,028	931,625
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (a)		684	680,580
6.50%, 11/15/22 (a)		1,846	1,855,230
Series B, 7.63%, 3/15/20		1,100	1,078,000
DISH DBS Corp., 5.88%, 7/15/22		1,265	1,355,131
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		1,160	1,235,400
Intelsat Luxembourg SA:
11.25%, 2/04/17		250	265,000
11.50%, 2/04/17 (h)		1,190	1,262,887
Interactive Data Corp., 10.25%, 8/01/18		1,545	1,730,400
Lamar Media Corp., 5.88%, 2/01/22		480	510,600
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		920	1,016,600
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	200	252,307
Nielsen Finance LLC, 7.75%, 10/15/18	USD	871	971,165
ProQuest LLC, 9.00%, 10/15/18 (a)		415	381,800
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)		2,730	2,962,050
7.50%, 3/15/19		1,040	1,139,375
5.50%, 1/15/23 (a)(b)		830	830,000
			21,004,625
Metals & Mining — 1.8%
ArcelorMittal, 9.50%, 2/15/15		870	969,053
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	305	406,585
FMG Resources August 2006 Property Ltd. (a):
6.38%, 2/01/16	USD	445	448,338
6.88%, 4/01/22		110	107,250
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		485	521,375
Kaiser Aluminum Corp., 8.25%, 6/01/20		360	394,200
New Gold, Inc. (a):
7.00%, 4/15/20		120	127,500
6.25%, 11/15/22		485	495,912
Novelis, Inc., 8.75%, 12/15/20		3,625	4,060,000
Perstorp Holding AB, 8.75%, 5/15/17 (a)		205	206,025
RathGibson, Inc., 11.25%, 2/15/14 (d)(e)		4,440	—

	Par (000)		Value
Corporate Bonds
Metals & Mining (concluded)
Schmolz & Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	260	$275,756
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)	USD	390	407,550
			8,419,544
Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17		241	253,050
Dufry Finance SCA, 5.50%, 10/15/20 (a)		618	634,995
			888,045
Oil, Gas & Consumable Fuels — 7.0%
Access Midstream Partners LP, 6.13%, 7/15/22		785	832,100
Berry Petroleum Co., 6.38%, 9/15/22		340	350,200
CCS, Inc., 11.00%, 11/15/15 (a)		920	931,500
Chaparral Energy, Inc., 7.63%, 11/15/22		215	220,913
Chesapeake Energy Corp.:
7.25%, 12/15/18		45	48,375
6.63%, 8/15/20		500	523,750
6.88%, 11/15/20		285	300,675
6.13%, 2/15/21		435	440,437
Concho Resources, Inc., 5.50%, 10/01/22		395	407,838
CONSOL Energy, Inc.:
8.25%, 4/01/20		1,885	2,012,237
6.38%, 3/01/21		440	443,300
Crosstex Energy LP, 7.13%, 6/01/22 (a)		370	377,400
Denbury Resources, Inc., 8.25%, 2/15/20		50	56,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,300	1,397,500
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		440	476,300
Halcon Resources Corp., 8.88%, 5/15/21 (a)		370	382,950
Hilcorp Energy I LP, 7.63%, 4/15/21 (a)		734	794,555
Holly Energy Partners LP, 6.50%, 3/01/20 (a)		150	157,500
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		605	659,450
Linn Energy LLC:
6.25%, 11/01/19 (a)		1,915	1,922,181
8.63%, 4/15/20		360	393,300
7.75%, 2/01/21		930	981,150
MarkWest Energy Partners LP, 5.50%, 2/15/23		275	289,438
Newfield Exploration Co.:
5.75%, 1/30/22		255	277,313

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Newfield Exploration Co. (concluded):
5.63%, 7/01/24	USD	1,000	$1,070,000
Northern Oil and Gas, Inc., 8.00%, 6/01/20		505	520,150
Oasis Petroleum, Inc.:
7.25%, 2/01/19		270	287,550
6.50%, 11/01/21		290	305,225
Offshore Group Investments Ltd., 11.50%, 8/01/15		739	812,900
OGX Petroleo e Gas Participacoes SA (a):
8.50%, 6/01/18		503	437,610
8.38%, 4/01/22		365	297,475
PDC Energy, Inc., 7.75%, 10/15/22 (a)		335	338,350
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		1,240	1,240,000
Pioneer Natural Resources Co., 7.20%, 1/15/28		1,080	1,395,763
Plains Exploration & Production Co., 6.88%, 2/15/23		880	906,400
Range Resources Corp.:
5.75%, 6/01/21		1,230	1,306,875
5.00%, 8/15/22		547	570,247
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,905	3,137,400
6.50%, 11/01/20 (a)		525	525,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		530	552,525
8.13%, 10/15/22		205	219,350
7.50%, 2/15/23		1,190	1,237,600
SESI LLC:
6.38%, 5/01/19		530	564,450
7.13%, 12/15/21		525	584,062
SM Energy Co.:
6.50%, 11/15/21		425	448,375
6.50%, 1/01/23		200	211,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		125	130,000
Titan Petrochemicals Group Ltd., 8.50%, 3/18/49 (d)(e)		1,760	440,000
			32,215,169
Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		575	592,250
Clearwater Paper Corp., 10.63%, 6/15/16		640	702,400
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		280	293,300
NewPage Corp., 11.38%, 12/31/14 (d)(e)		2,280	1,094,400

	Par (000)		Value
Corporate Bonds
Paper & Forest Products (concluded)
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)	USD	200	$212,000
			2,894,350
Pharmaceuticals — 0.4%
Mylan, Inc., 6.00%, 11/15/18 (a)		60	66,150
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		466	491,630
6.38%, 10/15/20		650	690,625
7.25%, 7/15/22		660	720,225
			1,968,630
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)		380	406,600
Real Estate Investment Trusts (REITs) — 0.3%
Felcor Lodging LP, 6.75%, 6/01/19		1,325	1,394,563
Real Estate Management & Development — 1.3%
Mattamy Group Corp., 6.50%, 11/15/20 (a)		440	440,000
Realogy Corp.:
11.50%, 4/15/17		275	297,687
12.00%, 4/15/17		160	172,800
7.88%, 2/15/19 (a)		1,760	1,865,600
7.63%, 1/15/20 (a)		1,190	1,326,850
9.00%, 1/15/20 (a)		310	344,100
Shea Homes LP, 8.63%, 5/15/19		1,240	1,364,000
			5,811,037
Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		1,490	1,631,550
6.75%, 4/15/19		265	286,200
6.75%, 4/15/19 (a)		285	307,800
7.38%, 1/15/21		1,280	1,392,000
			3,617,550
Software — 0.7%
Infor US, Inc., 9.38%, 4/01/19		2,420	2,698,300
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		695	715,850
			3,414,150
Specialty Retail — 0.7%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		734	780,792
Michaels Stores, Inc., 7.75%, 11/01/18 (a)		223	241,676
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		422	447,320
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)		495	503,663
QVC, Inc., 5.13%, 7/02/22 (a)		260	275,509

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Specialty Retail (concluded)
Sally Holdings LLC:
6.88%, 11/15/19	USD	650	$723,125
5.75%, 6/01/22		300	324,750
			3,296,835
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		265	277,919
PVH Corp., 7.75%, 11/15/23		410	477,503
			755,422
Trading Companies & Distributors — 0.5%
Doric Nimrod Air Finance Alpha Ltd. (a):
Series 2012-1 6.50%, 5/30/21		940	960,868
Series 2012-1 5.13%, 11/30/24		1,190	1,234,625
			2,195,493
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		353	374,180
Wireless Telecommunication Services — 3.3%
Cricket Communications, Inc., 7.75%, 5/15/16		3,050	3,225,375
Crown Castle International Corp., 5.25%, 1/15/23 (a)		510	532,950
Digicel Group Ltd. (a):
8.25%, 9/01/17		810	868,725
8.25%, 9/30/20		995	1,057,187
MetroPCS Wireless, Inc., 6.63%, 11/15/20		690	729,675
Sprint Capital Corp., 6.88%, 11/15/28		1,650	1,699,500
Sprint Nextel Corp. (a):
9.00%, 11/15/18		4,260	5,250,450
7.00%, 3/01/20		1,770	2,048,775
			15,412,637
Total Corporate Bonds – 61.8%			285,637,834

Floating Rate Loan Interests (c)
Aerospace & Defense — 0.3%
TransDigm, Inc.:
Add On Term Loan B2, 4.00%, 2/14/17		262	263,460
Term Loan B, 4.00%, 2/14/17		1,190	1,193,918
			1,457,378
Airlines — 0.4%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		1,857	1,865,036

	Par (000)		Value
Floating Rate Loan Interests (c)
Airlines (concluded)
US Airways Group, Inc., Term Loan, 2.71%, 3/21/14	USD	100	$97,775
			1,962,811
Auto Components — 2.1%
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		1,386	1,378,211
Second Lien Term Loan, 10.50%, 1/29/18		1,800	1,679,994
Federal-Mogul Corp.:
Term Loan B, 2.15%, 12/29/14		1,512	1,403,644
Term Loan C, 2.15%, 12/28/15		247	229,536
FleetPride Corp., First Lien Term Loan, 5.25%, 11/20/19		650	648,785
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19		2,170	2,180,850
Schaeffler AG, Term Loan B, 4.11%, 1/27/15	EUR	860	1,096,104
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/02/18	USD	910	914,550
			9,531,674
Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		1,029	1,039,181
Building Products — 0.9%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		1,108	1,116,010
CPG International, Inc., Term Loan, 5.75%, 9/18/19		1,445	1,452,225
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		1,430	1,437,150
			4,005,385
Capital Markets — 1.1%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,025	1,037,812
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		685	685,856
Nuveen Investments, Inc.:
Extended First Lien Term Loan, 5.81% - 5.86%, 5/13/17		418	418,227
Extended Term Loan, 5.81% - 5.86%, 5/12/17		1,202	1,201,937
Incremental Term Loan, 7.25%, 5/13/17		405	407,025
Second Lien Term Loan, 8.25%, 2/28/19		1,230	1,248,450
			4,999,307

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (c)
Chemicals — 2.7%
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17	USD	2,236	$2,207,531
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,300	1,315,444
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		618	618,914
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		938	937,717
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		2,185	2,209,725
MacDermid, Inc., Tranche C Term Loan, 2.30%, 4/11/14	EUR	609	785,234
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,690	1,657,113
PolyOne Corp., Term Loan, 5.00%, 12/20/17		655	657,834
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		584	559,038
Tronox Pigments (Netherlands) BV:
Delayed Draw Term Loan, 4.25%, 2/08/18		207	208,432
Term Loan B, 4.25%, 2/08/18		760	764,251
Univar, Inc., Term Loan B, 5.00%, 6/30/17		666	661,749
			12,582,982
Commercial Banks — 0.3%
Everest Acquisition LLC, Term Loan B1, 5.00%, 5/24/18		1,190	1,200,912
Commercial Services & Supplies — 2.9%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		1,013	1,020,849
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		2,015	2,036,157
Altegrity, Inc.:
Term Loan, 2.96%, 2/21/15		680	630,700
Tranche D Term Loan, 7.75%, 2/20/15		1,287	1,286,083
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18		436	441,291
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		779	789,125
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		975	985,364
Garda World Security Corp., Term Loan B, 4.50%, 10/24/19		585	590,850
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		2,368	2,382,418
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		555	559,163
Protection One, Inc., Term Loan, 5.75%, 3/21/19		955	960,769

	Par (000)		Value
Floating Rate Loan Interests (c)
Commercial Services & Supplies (concluded)
West Corp., Term Loan B6, 5.75%, 6/29/18	USD	1,596	$1,619,940
			13,302,709
Communications Equipment — 2.2%
Avaya, Inc.:
Extended Term Loan B3, 4.81%, 10/26/17		353	308,646
Term Loan B1, 3.06%, 10/24/14		1,593	1,500,636
CommScope, Inc., Term Loan, 4.25%, 1/12/18		1,478	1,483,972
Telesat Canada, Term Loan A, 4.39%, 3/28/17	CAD	2,630	2,541,702
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19	USD	4,080	4,104,702
			9,939,658
Construction & Engineering — 0.9%
BakerCorp International, Inc., Term Loan B, 5.00%, 6/01/18		1,186	1,191,733
Safway Services LLC, First Out Term Loan, 9.00%, 12/16/17		2,750	2,750,000
			3,941,733
Construction Materials — 1.0%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		4,618	4,738,227
Consumer Finance — 0.3%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,635	1,614,971
Containers & Packaging — 0.1%
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		690	695,175
Diversified Consumer Services — 1.8%
Coinmach Service Corp., Term Loan B, 3.21%, 11/20/14		4,079	3,946,735
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		869	748,270
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		1,294	1,282,075
ServiceMaster Co.:
Non-Extended Delayed Draw, 2.71%, 7/24/14		152	151,149
Non-Extended Term Loan, 2.71%, 7/24/14		1,524	1,517,861
Weight Watchers International, Inc., Term Loan F, 4.00%, 3/15/19		885	889,035
			8,535,125
Diversified Financial Services — 1.1%
Residential Capital LLC, DIP Term Loan A1, 5.00%, 11/18/13		2,035	2,035,855

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (c)
Diversified Financial Services (concluded)
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/20/18	USD	2,545	$2,562,637
WMG Acquisition Corp., Term Loan, 5.25%, 10/25/18		660	664,745
			5,263,237
Diversified Telecommunication Services — 2.6%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 11/29/18		1,565	1,559,131
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		2,025	2,059,182
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		135	135,000
2019 Term Loan B, 5.25%, 8/01/19		110	110,688
Term Loan, 4.75%, 8/01/19		6,725	6,758,625
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,486	1,466,671
			12,089,297
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		831	820,247
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		915	916,851
			1,737,098
Energy Equipment & Services — 1.8%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,421	1,466,673
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		2,294	2,387,555
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		2,970	2,982,623
Tervita Corp., Term Loan B, 3.21%, 11/14/14		1,352	1,325,967
			8,162,818
Food & Staples Retailing — 1.4%
Alliance Boots Holdings Ltd., Term Loan B1, 3.49%, 7/09/15	GBP	3,000	4,661,057
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19	USD	860	864,300
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		969	953,484
			6,478,841

	Par (000)		Value
Floating Rate Loan Interests (c)
Food Products — 1.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17	USD	970	$978,972
Del Monte Foods Co., Term Loan, 4.50%, 3/08/18		1,401	1,401,591
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 10/17/18		1,373	1,378,897
Solvest Ltd. (Dole):
Term Loan B-2, 5.00% - 6.00%, 7/06/18		399	400,007
Term Loan C-2, 5.00% - 6.00%, 7/06/18		714	715,804
			4,875,271
Health Care Equipment & Supplies — 3.2%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		2,145	2,171,433
Biomet, Inc., Extended Term Loan B, 3.96%, 7/25/17		200	201,138
BSN Medical Acquisition Holding GmbH, Term Loan B, 5.00%, 10/18/19		1,360	1,362,720
DJO Finance LLC:
Extended Term Loan B2, 5.21%, 11/01/16		757	757,928
Term Loan B3, 6.25%, 9/15/17		2,328	2,336,612
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		3,037	3,066,485
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		1,259	1,269,688
Immucor, Inc., Term Loan B1, 5.75%, 8/17/18		1,505	1,519,245
Kinetic Concepts, Inc., Term Loan B1, 7.00%, 5/04/18		1,300	1,309,003
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		753	758,761
			14,753,013
Health Care Providers & Services — 3.3%
Ardent Medical Services, Inc., Term Loan, 6.75%, 5/23/18		510	512,550
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19		795	793,012
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		1,766	1,775,280
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		1,965	1,974,825
Term Loan B2, 4.00%, 11/01/19		1,115	1,117,185
Emergency Medical Services Corp., Term Loan, 5.25%, 5/25/18		689	695,031
Genesis Healthcare Corp., Term Loan B, 10.75%, 9/25/17		605	582,312

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (c)
Health Care Providers & Services (concluded)
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15	USD	1,887	$1,828,485
Term Loan A, 8.50%, 3/02/15		567	555,667
HCA, Inc., Extended Term Loan B3, 3.46%, 5/01/18		1,035	1,035,590
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		410	386,603
Incremental Term Loan B-3, 6.75%, 5/15/18		1,010	984,925
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		1,845	1,752,417
Sheridan Holdings, Inc., First Lien Term Loan, 6.00%, 6/29/18		344	346,395
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		908	916,802
			15,257,079
Health Care Technology — 0.7%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		2,654	2,673,765
MedAssets, Inc., Term Loan, 5.00%, 11/16/16		786	786,443
			3,460,208
Hotels, Restaurants & Leisure — 4.3%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/30/19		1,179	1,192,744
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		415	371,503
Incremental Term Loan B4, 9.50%, 10/31/16		711	724,929
Term Loan B1, 3.21%, 1/28/15		2,675	2,591,406
Term Loan B2, 3.21%, 1/28/15		1,460	1,414,375
Dunkin’ Brands, Inc., Term Loan B2, 4.00%, 11/23/17		3,035	3,049,271
Golden Living, Term Loan, 5.00%, 5/04/18		242	232,141
Harrah’s Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		2,308	1,937,415
OSI Restaurant Partners, LLC, Term Loan B, 4.75%, 10/24/19		1,070	1,079,363
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		138	137,299
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		1,420	1,429,357
Six Flags Theme Parks, Inc., Term Loan B, 4.25%, 12/20/18		790	792,820

	Par (000)		Value
Floating Rate Loan Interests (c)
Hotels, Restaurants & Leisure (concluded)
Station Casinos, Inc.:
2011 Term Loan B2, 4.21%, 6/17/16	USD	1,670	$1,599,726
Term Loan B, 5.50%, 9/07/19		1,540	1,543,850
Wendy’s International, Inc., Term Loan B, 4.75%, 5/15/19		1,785	1,800,244
			19,896,443
Household Products — 0.8%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		1,135	1,147,637
Spectrum Brands, Inc.:
Term Loan, 5.00%, 11/06/19		1,705	1,715,656
Term Loan, 5.00%, 11/06/19	CAD	760	765,088
			3,628,381
Independent Power Producers & Energy Traders — 0.5%
The AES Corp., Term Loan, 4.25%, 6/01/18	USD	1,387	1,399,078
Calpine Corp., Term Loan, 4.50%, 4/02/18		758	762,814
GenOn Energy, Inc., Term Loan B, 6.50%, 12/01/17		294	295,162
			2,457,054
Industrial Conglomerates — 0.6%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		551	550,149
Term Loan, 3.46% - 3.61%, 12/03/14		2,226	2,218,143
			2,768,292
Insurance — 0.8%
Asurion LLC, First Lien Term Loan, 5.50%, 5/24/18		1,067	1,075,206
CNO Financial Group, Inc.:
Term Loan B-1, 4.25%, 9/28/16		740	741,850
Term Loan B-2, 5.00%, 9/20/18		1,000	1,005,000
Cunningham Lindsey Group, Inc., Term Loan B, 5.00%, 10/29/19		660	661,650
			3,483,706
Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan B, 11.00%, 10/27/17		1,120	1,113,364
IT Services — 3.6%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		1,798	1,792,540
First Data Corp.:
2018 Add-on Term Loan, 5.21%, 9/24/18		1,840	1,799,980
Extended 2018 Term Loan B, 4.21%, 3/23/18		6,888	6,554,026

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (c)
IT Services (concluded)
Genpact International, Inc., Term Loan B, 4.25%, 8/30/19	USD	980	$987,350
InfoGroup, Inc., Term Loan, 5.75%, 5/25/18		732	645,873
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		1,028	1,022,007
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		745	750,109
TransUnion LLC, Term Loan B, 5.50%, 2/12/18		3,204	3,247,154
			16,799,039
Leisure Equipment & Products — 0.8%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		1,373	1,371,746
EB Sports Corp., Term Loan, 11.50%, 12/31/15		1,837	1,827,536
FGI Operating Company LLC, Term Loan, 5.50% - 6.50%, 4/19/19		679	683,704
			3,882,986
Machinery — 1.3%
Intelligrated, Inc., First Lien Term Loan, 6.75%, 7/30/18		800	807,000
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		1,024	1,032,281
Terex Corp.:
Term Loan B, 4.50%, 4/28/17		2,026	2,043,501
Term Loan B, 5.00%, 4/28/17	EUR	218	282,552
Wabash National Corp., Term Loan B, 6.00%, 5/02/19	USD	1,935	1,954,628
			6,119,962
Media — 8.2%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		348	320,599
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,404	1,407,198
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		1,388	1,398,496
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 7.50%, 7/03/14		1,244	1,005,747
Charter Communications Operating LLC:
Extended Term Loan C, 3.46%, 9/06/16		2,044	2,052,552
Term Loan D, 4.00%, 5/15/19		796	802,098
Clear Channel Communications, Inc.:
Term Loan A, 3.61%, 7/30/14		1,079	1,053,098
Term Loan B, 3.86%, 1/29/16		1,083	878,806
Term Loan C, 3.86%, 1/29/16		637	504,311
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/18		1,488	1,493,125
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		893	901,244

	Par (000)		Value
Floating Rate Loan Interests (c)
Media (concluded)
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17	USD	1,245	$1,259,006
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		1,290	1,294,476
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		1,330	1,333,086
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 7.25%, 6/01/18		1,517	1,487,027
Hubbard Broadcasting, Term Loan B, 5.25%, 4/28/17		936	937,180
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		7,241	7,257,507
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,683	1,691,819
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		2,265	2,278,024
Lavena Holding 4 GmbH:
Term Loan B, 2.95%, 3/06/15	EUR	304	369,760
Term Loan C, 3.32%, 3/04/16		608	743,473
Nielsen Finance LLC, Class C Term Loan, 3.46%, 5/02/16	USD	400	401,662
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16		2,036	2,039,717
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		2,124	2,073,152
UPC Broadband Holding BV, Term Loan U, 4.11%, 12/29/17	EUR	196	254,380
UPC Financing Partnership, Term Loan T, 3.71%, 12/30/16	USD	255	253,671
WC Luxco Sarl, Term Loan B-3, 4.25%, 3/15/18		501	503,687
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,000	1,008,014
WideOpenWest Finance LLC, First Lien Term Loan, 6.25%, 7/17/18		653	660,347
			37,663,262
Metals & Mining — 2.8%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		918	917,700
FMG Resources August 2006 Property Ltd., Term Loan, 5.25%, 10/18/17		3,340	3,348,350
Metals USA, Inc., Term Loan, 1.00%, 11/15/19		820	811,800
Novelis, Inc.:
Incremental Term Loan B-2, 4.00%, 3/10/17		1,121	1,123,743
Term Loan, 4.00%, 3/10/17		2,072	2,078,176
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		1,580	1,576,054

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (c)
Metals & Mining (concluded)
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18	USD	1,925	$1,929,598
Windsor Financing LLC, Term Loan B, 5.00%, 10/31/19		1,160	1,148,400
			12,933,821
Multiline Retail — 1.7%
99¢ Only Stores, Term Loan, 5.25%, 1/11/19		1,489	1,502,912
BJ’s Wholesale Club, Inc.:
First Lien Term Loan, 5.75%, 9/26/19		740	748,221
Second Lien Term Loan, 9.75%, 3/26/20		510	523,260
HEMA Holding BV:
Second Lien Term Loan, 5.11%, 1/05/17	EUR	2,900	3,394,438
Term Loan B, 2.11%, 7/06/15		357	435,304
Term Loan C, 2.86%, 7/05/16		357	437,628
The Neiman Marcus Group, Inc., Extended Term Loan, 4.75%, 5/16/18	USD	750	749,843
			7,791,606
Oil, Gas & Consumable Fuels — 2.1%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		1,920	1,886,400
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		1,307	1,321,077
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,774	1,774,443
Plains Exploration & Production, 7-Year Term Loan B, 4.00%, 9/13/19		1,605	1,611,019
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		525	528,281
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		2,440	2,403,400
			9,524,620
Paper & Forest Products — 0.8%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		1,050	1,049,349
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (h)		4,904	2,452,000
			3,501,349
Pharmaceuticals — 2.7%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,769	1,767,952
Par Pharmaceutical Cos., Inc., Term Loan B, 5.00%, 9/30/19		3,070	3,059,777

	Par (000)		Value
Floating Rate Loan Interests (c)
Pharmaceuticals (concluded)
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18	USD	2,483	$2,518,583
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		770	771,983
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		323	324,727
Valeant Pharmaceuticals International, Inc.:
Series C Tranche B, 4.25%, 9/27/19		1,185	1,188,555
Series D Tranche B, 3.61%, 2/13/19		1,568	1,574,018
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		277	278,225
Term Loan B-1, 4.25%, 3/15/18		729	732,636
Term Loan B-2, 4.25%, 3/15/18		364	366,318
			12,582,774
Professional Services — 1.1%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		1,140	1,148,790
Emdeon, Inc., Term Loan B1, 5.00%, 11/02/18		2,577	2,607,963
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		412	413,948
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/06/19		1,057	1,057,086
			5,227,787
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		2,623	2,623,971
Real Estate Management & Development — 1.0%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		387	385,862
Extended Term Loan, 4.46%, 10/10/16		4,131	4,123,706
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		300	296,250
			4,805,818
Road & Rail — 0.2%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		821	818,823
Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.46%, 12/01/16		1,098	1,064,328

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (c)
Semiconductors & Semiconductor Equipment (concluded)
NXP BV, Term Loan A-2, 5.50%, 3/03/17	USD	950	$965,172
			2,029,500
Software — 2.3%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		273	274,496
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 11/01/20		685	678,150
Term Loan B, 5.25%, 11/01/19		790	786,706
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		3,621	3,654,419
Kronos, Inc., Second Lien Term Loan, 4/24/20		1,245	1,245,000
Sophia LP, Term Loan B, 6.25%, 7/19/18		1,177	1,190,794
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		1,509	1,524,921
Term Loan B-2, 5.00%, 6/07/19		156	157,750
WaveDivision Holdings LLC, Term Loan B, 5.50%, 8/09/19		1,240	1,255,500
			10,767,736
Specialty Retail — 4.1%
Academy Ltd., Term Loan, 4.75%, 8/03/18		2,076	2,080,939
Bass Pro Group LLC, Term Loan, 6.25%, 11/30/19		1,110	1,109,800
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		519	522,634
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		1,635	1,626,825
Equinox Fitness Clubs, First Lien Term Loan, 5.75%, 11/16/19		805	802,988
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		203	196,168
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/14/17		808	812,685
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		772	771,845
Leslie’s Poolmart, Inc., Term Loan B, 5.25%, 10/28/19		1,237	1,240,494
Michaels Stores, Inc.:
Extended Term Loan B3, 4.87% - 4.94%, 7/29/16		980	989,306
Term Loan B2, 4.88% - 4.94%, 7/29/16		862	869,990
Party City Holdings Inc., Term Loan B, 5.75%, 7/26/19		1,735	1,750,181
PETCO Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17		2,555	2,566,646

	Par (000)		Value
Floating Rate Loan Interests (c)
Specialty Retail (concluded)
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18	USD	1,100	$1,078,000
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		686	668,997
Term Loan, 6.00%, 9/01/16		469	461,689
Term Loan B3, 5.25%, 5/25/18		234	228,127
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		1,060	1,069,170
			18,846,484
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,652	1,619,216
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		938	943,137
			2,562,353
Thrifts & Mortgage Finance — 0.2%
Insight Global, Inc., First Lien Term Loan, 6.00%, 10/31/19		810	805,950
Wireless Telecommunication Services — 1.8%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		820	823,591
MetroPCS Wireless, Inc., Term Loan B-3, 4.00%, 3/16/18		1,252	1,253,174
Vodafone Americas Finance 2, Inc., Term Loan, 6.88%, 8/11/15 (h)		6,091	6,213,229
			8,289,994
Total Floating Rate Loan Interests – 76.3%			352,549,165

	Beneficial Interest (000)
Other Interests (j)
Auto Components — 0.0%
Intermet Liquidating Trust Class A (d)		833,142	1
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (d)		10,000,000	100
Diversified Financial Services — 0.3%
JG Wentworth LLC Preferred Equity Interests (d)		539	1,454,714
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (d)		1,440,000	14

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Other Interests (j)	Beneficial Interest (000)		Value
Household Durables — 0.7%
Stanley Martin, Class B Membership Units	USD	2,789	$3,111,750
Media — 0.0%
Adelphia Escrow (d)		7,500,000	75
Adelphia Preferred Escrow (d)		5,000	—
Adelphia Recovery Trust (d)		9,406,019	941
Adelphia Recovery Trust Series ACC-6B INT (d)		500,000	2,500
			3,516
Specialty Retail — 0.0%
Movie Gallery, Inc. Default Escrow (d)		21,700,000	217
Total Other Interests – 1.0%			4,570,312

Warrants (k)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		126,761	1
Media — 0.1%
Charter Communications, Inc. (Issued/Exercisable 11/30/09, 1 Share for 1 Warrant, Expires 11/30/14, Strike Price $51.28)		12,661	288,038
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		1,247	—
HMH Holdings/ EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,067	—
			—
Total Warrants – 0.1%			288,039
Total Long-Term Investments (Cost – $707,084,936) – 144.3%			666,886,475

Short-Term Securities	Benefitcial Interest (000)		Value
Bank of New York Cash Reserves, 0.01%	USD	559	$559,065

	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)		4,060,712	4,060,712
Total Short-Term Securities (Cost – $4,619,777) – 1.0%			4,619,777
Total Investments (Cost – $711,704,713*) –145.3%			671,506,252
Liabilities in Excess of Other Assets – (45.3)%			(209,460,280)
Net Assets – 100.0%			$462,045,972

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$ 707,140,180
Gross unrealized appreciation	$ 23,845,796
Gross unrealized depreciation	(59,479,724)
Net unrealized depreciation	$ (35,633,928)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase &Co.	$1,417,500	$—
Wells Fargo & Co.	$580,092	$9,342
Goldman Sachs & Co.	$368,100	$8,100
Deutsche Bank AG	$693,000	$—
Goldman Sachs & Co.	$131,843	$1,788
JPMorgan Chase &Co.	$830,000	$—

(c)	Variable rate security. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Convertible security.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 29, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	4,060,712	4,060,712	$2,385

(m) Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

• Foreign currency exchange contracts as of November 30, 2012 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	534,000	USD	545,617	Citigroup, Inc.	1/16/13	$(8,529)
CAD	355,000	USD	357,206	Goldman Sachs Group, Inc.	1/16/13	(153)
CAD	397,000	USD	400,176	Royal Bank of Scotland Plc	1/16/13	(880)
CAD	524,000	USD	523,300	UBS AG	1/16/13	3,730
USD	1,378,073	CAD	1,375,000	Citigroup, Inc.	1/16/13	(4,878)
USD	348,484	CAD	342,000	Citigroup, Inc.	1/16/13	4,507
USD	357,539	CAD	355,000	Goldman Sachs Group, Inc.	1/16/13	486
USD	2,856,968	CAD	2,794,000	UBS AG	1/16/13	46,810
USD	6,575,655	GBP	4,102,500	Goldman Sachs Group, Inc.	1/16/13	3,348
USD	152,888	GBP	96,000	Royal Bank of Scotland Plc	1/16/13	(907)
USD	166,618	GBP	104,000	Royal Bank of Scotland Plc	1/16/13	7
USD	227,078	GBP	143,000	UBS AG	1/16/13	(2,012)
USD	109,724	GBP	69,000	UBS AG	1/16/13	(816)
EUR	860,000	USD	1,110,128	Citigroup, Inc.	1/23/13	8,924
EUR	840,000	USD	1,099,139	Deutsche Bank AG	1/23/13	(6,111)
EUR	1,240,000	USD	1,610,574	Deutsche Bank AG	1/23/13	2,943
USD	923,895	EUR	710,000	Citigroup, Inc.	1/23/13	26
USD	1,090,598	EUR	840,000	UBS AG	1/23/13	(2,430)
USD	20,863,094	EUR	15,909,000	UBS AG	1/23/13	161,927
Total						$205,992

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

—	Credit default swaps - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	$442	$13,899

[1]Using Standard & Poor’s ratings.
[2]The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,110,500	$11,517,985	$13,628,485
Common Stocks	$2,448,740	886,260	6,877,640	10,212,640
Corporate Bonds	—	280,024,808	5,613,026	285,637,834
Floating Rate Loan Interests	—	308,613,361	43,935,804	352,549,165
Other Interests	3,441	—	4,566,871	4,570,312
Warrants	288,038	—	1	288,039
Short-Term Securities	4,619,777	—	—	4,619,777
Unfunded Loan Commitment	—	701	—	701
Total	$7,359,996	$591,635,630	$72,511,327	$671,506,953

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$13,899	—	$13,899
Foreign currency exchange contracts	—	232,708	—	232,708
Liabilities
Foreign currency exchange contracts	—	(26,716)	—	(26,716)
Total	—	$219,891	—	$219,891

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,108	—	—	$5,108
Liabilities:
Bank overdraft	—	$(113,455)	—	(113,455)
Loans payable	—	(186,000,000)	—	(186,000,000)
Total	$5,108	$(186,113,455)	—	$(186,108,347)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	18

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Assets:
Opening Balance, as of February 29, 2012	$4,989,143	$5,458,062	$ 9,604,936	$ 28,186,100	$3,410,858	$ 2	$ 51,649,101
Transfers into Level 3[1]	—	—	—	2,919,113	—	—	2,919,113
Transfers out of Level 3[1]	—	(677,817)	—	(2,040,680)	—	—	(2,718,497)
Accrued discounts/premiums	72,388	—	288,007	210,933	—	—	571,328
Net realized gain (loss)	136,043	(2,511,903)	780,970	(940,305)	50,000	(433,874)	(2,919,069)
Net change in unrealized appreciation/depreciation[2]	720,645	2,437,771	(1,035,456)	903,394	1,106,013	433,873	4,566,240
Purchases	10,385,399	2,171,548	80,169	20,756,588	—	—	33,393,704
Sales	(4,785,633)	(21)	(4,105,600)	(6,059,339)	—	—	(14,950,593)

Closing Balance, as of November 30, 2012	$11,517,985	$6,877,640	$5,613,026	$43,935,804	$4,566,871	$ 1	$72,511,327

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

2 The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $1,282,757.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $49,852,001.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$5,836,772	Market Comparable Companies	EBITDA Multiple	5.0 – 6.70x	6.65x
			Forward EBITDA Multiple	5.4x	5.4x
Other Interests	3,111,750	Market Comparable Companies	Tangible Book Value Multiple	1.70x	1.70x
Corporate Bonds	5,046,652	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
Floating Rate Loan Interests.	8,664,152	Market Comparable Companies	Illiquidity Discount	50%	50%
			Yield	9.64%	9.64%
		Cost	N/A3
Total	$22,659,326

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Yield	Decrease	Increase
Tangible Book Value Multiple	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2012	19

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	January 23, 2013